Related Party Transactions and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party in Interest Transactions

Note 4. Related Party Transactions and Party in Interest Transactions

The Trustee is a subsidiary of Hancock Whitney Corporation. Transactions between the Plan and Trustee, or the Plan and the Sponsor, are considered to be exempt party-in-interest transactions. At December 31, 2025 and 2024, the Plan owned $30,751,151 (482,901 shares) and $26,631,541 (486,688 shares), respectively, in Hancock Whitney Corporation common stock. During the years ended December 31, 2025 and 2024, the Plan recorded dividends on Hancock Whitney Corporation common stock of $868,828 and $811,649, respectively. The Plan paid no administrative fees to the Trustee during 2025 and 2024.

The Plan offers an investment option of a group annuity contract with Empower Annuity Insurance Company of America, a related entity of the Plan's custodian. See further discussion of this investment in Note 7.